BORROWINGS - Type of short-term (Details) - CNY (¥)		Dec. 31, 2021	Dec. 31, 2020
Short-term Debt		¥ 13,339,366,693	¥ 8,238,530,781
Credit Loans [Member]
Short-term Debt	[1]	1,065,630,732
Letter of Credit [Member]
Short-term Debt	[1]	5,997,919,685
Guaranteed by JinkoSolar Holding [Member]
Short-term Debt	[2]	338,268,877
Guaranteed by JinkoSolar Holding and Jiangxi Jinko [Member]
Short-term Debt	[2]	20,000,000
Guaranteed by JinkoSolar Holding and Zhejiang Jinko [Member]
Short-term Debt	[2]	99,055,301
Guaranteed by Jinkosolar Holding and Shareholders of the Group [Member]
Short-term Debt		88,080,340
Guaranteed by Jiangxi Jinko [Member]
Short-term Debt	[2]	854,248,094
Guaranteed by Jiangxi Jinko and Haining Jinko [Member]
Short-term Debt		46,223,825
Guaranteed by Jiangxi Jinko and certain shareholders of the Group [Member]
Short-term Debt		100,000,000
Guaranteed by Zhejiang Jinko [Member]
Short-term Debt		859,940,981
Jiangxi Heji Investment Co., Ltd [Member]
Short-term Debt		688,534,968
Guaranteed by China Export & Credit Insurance Corporation [Member]
Short-term Debt		163,154,163
Financings Associated With Failed Sale Lease Back Transactions [Member]
Short-term Debt	[3]	1,272,284,205
Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group
Short-term Debt		¥ 1,746,025,522

[1]	As of December 31, 2021, the Group had short-term bank borrowings of RMB1,065,630,732 credit loans, and RMB5,997,919,685 letter of credit loans. The remaining short-term bank borrowings of RMB6,275,816,277 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
[2]	Borrowings of RMB338,268,877 guaranteed by JinkoSolar Holding, RMB20,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB99,055,301 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB88,080,340 guaranteed by JinkoSolar Holding and certain shareholders of the Group, RMB854,248,094 guaranteed by Jiangxi Jinko, RMB46,223,825 guaranteed by Jiangxi Jinko and Haining Jinko, RMB100,000,000 guaranteed by Jiangxi Jinko and certain shareholders of the Group, RMB859,940,981 guaranteed by Zhejiang Jinko, RMB688,534,968
[3]	Borrowings of RMB177,053,189 collateralized on the bank deposits of Jiangxi Jinko, RMB236,645,834 collateralized on the account receivables of the Group, RMB264,036,976 collateralized on the account receivables and inventories of the Group, RMB1,068,289,523 collateralized on the Group’s certain building and equipment, including RMB551,124,000 which were also collateralized on the Group’s certain land use rights, RMB162,790,000 were also collateralized on the Group’s certain inventories.